Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Basic Earnings Per Common Share
Net income attributable to equity holders of the bank	$ 1,557	$ 1,497	$ 1,537	$ 4,564	$ 3,756
Dividends on preferred shares and distributions on other equity instruments	(59)		(50)	(159)	(141)
Net income available to common shareholders	$ 1,498		$ 1,487	$ 4,405	$ 3,615
Weighted-average number of common shares outstanding	638,900		640,400	638,803	643,937
Basic earnings per share	$ 2.34	$ 2.27	$ 2.32	$ 6.90	$ 5.61
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,498		$ 1,487	$ 4,405	$ 3,615
Weighted-average number of common shares outstanding	638,900		640,400	638,803	643,937
Effect of dilutive instruments
Stock options potentially exercisable	5,734		5,925	5,697	5,560
Common shares potentially repurchased	(4,184)		(3,970)	(4,137)	(3,549)
Weighted-average number of diluted common shares outstanding	640,450		642,355	640,363	645,948
Diluted earnings per share	$ 2.34	$ 2.26	$ 2.31	$ 6.88	$ 5.60